College Loan Corporation Trust I Series 2003-2, Series 2004-1, 2005-1 and 2006-1
Statement to Note Holders
As of and for the collection period ended: 3/31/2006
and the distribution period April 26, 2006 through May 10, 2006

Pursuant to section 11.04 of the Trust Indenture, the following is provided to the indenture trustee by the issuer. The information shown below has not been independently verified, however it is believed to be accurate to the best of the issuer’s knowledge.

(a)

the amount of payments with respect to each series of Notes paid with respect to principal between April 26,2006 and May 10, 2006 made to the holder of record on the day prior to the applicable payment date. The calculation date/determination date was April 25, 2006. Specific payment dates listed below;

Series
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-2
2003-2
2003-2
2004-1
2004-1
2004-1
2004-1
2004-1
2005-1
2005-1
2005-1
2005-1
2005-1
2005-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1	Class
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
B-1
A-10
A-11
A-12
A-13
A-14
A-15
A-16
A-17
A-18
A-19
A-20
A-21
A-22
A-23
A-24
A-25
A-26
A-27
A-28
A-29
A-30
B-2
B-3
B-4
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
A-10
B-1
B-2
A-1
A-2
A-3
A-1
A-2
A-3
A-4
B-1
A-1
A-2
A-3
A-4
A-5
B-1
A-1
A-2
A-3
A-4
A-5
A-6
A-IO
A-7A
A-7B
B-1	Principal Paid
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0	Payment Date

(b)

the amount of payments with respect to each series of Notes paid with respect to interest between April 26, 2006 and May 10, 2006 made to the holder of record on the day prior to the applicable payment date. The calculation date/determination date was April 25, 2006. Specific payment dates listed below;

Series
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-2
2003-2
2003-2
2004-1
2004-1
2004-1
2004-1
2004-1
2005-1
2005-1
2005-1
2005-1
2005-1
2005-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1	Class
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
B-1
A-10
A-11
A-12
A-13
A-14
A-15
A-16
A-17
A-18
A-19
A-20
A-21
A-22
A-23
A-24
A-25
A-26
A-27
A-28
A-29
A-30
B-2
B-3
B-4
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
A-10
B-1
B-2
A-1
A-2
A-3
A-1
A-2
A-3
A-4
B-1
A-1
A-2
A-3
A-4
A-5
B-1
A-1
A-2
A-3
A-4
A-5
A-6
A-IO
A-7A
A-7B
B-1	Interest Paid
$0
$0
$0
$0
$0
$0
$0
$ 268,742
$ 73,885
$ 159,482
$ 372,060
$ 372,060
$ 372,060
$0
$0
$ 371,280
$ 371,280
$0
$0
$0
$0
$0
$0
$ 374,360
$0
$0
$0
$ 372,060
$ 372,060
$ 372,060
$ 372,060
$ 152,200
$ 151,888
$0
$0
$0
$0
$ 374,360
$ 374,360
$ 372,820
$0
$0
$0
$0
$ 93,975
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0
$ 151,888
$0
$0
$0
$0
$0
$0
$0
$0
$0
$0	Payment Date 04/28/06 05/02/06 05/02/06 05/05/06 05/04/06 05/08/06 05/01/06 05/02/06 05/09/06 05/03/06 05/04/06 05/08/06 05/08/06 05/03/06 05/10/06 05/09/06 05/10/06 05/09/06 05/03/06 04/26/06

(c)	the amount of the payments allocable to any interest that was carried over together with the amount of any remaining outstanding interest that was carried over; Carry over amounts $0

(d)	the principal balance of Financed Student Loans as of the close of business on the last day of March 2006; Principal Balance of Financed Student Loans $5,971,812,125*

*Note: The 2006-1 transaction closed on April 25, 2006. On April 25, 2006, an additional $1,477,552,409 of student loans were purchased and $110,714,365 remained in the Acquisition account to fund future loan purchases.

(e)

the aggregate outstanding principal amount of the Notes of each series as of the close of business on May 10th, after giving effect to payments allocated to principal reported under paragraph (a) above;

Series
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-2
2003-2
2003-2
2004-1
2004-1
2004-1
2004-1
2004-1
2005-1
2005-1
2005-1
2005-1
2005-1
2005-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1
2006-1	Class
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
B-1
A-10
A-11
A-12
A-13
A-14
A-15
A-16
A-17
A-18
A-19
A-20
A-21
A-22
A-23
A-24
A-25
A-26
A-27
A-28
A-29
A-30
B-2
B-3
B-4
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
A-10
B-1
B-2
A-1
A-2
A-3
A-1
A-2
A-3
A-4
B-1
A-1
A-2
A-3
A-4
A-5
B-1
A-1
A-2
A-3
A-4
A-5
A-6
A-IO
A-7A
A-7B
B-1	Outstanding Balance
$                   -
$                   -
$                   -
$  73,000,000
$  73,000,000
$  73,000,000
$  73,000,000
$  73,000,000
$  19,900,000
$  42,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$                   -
$                   -
$                   -
$                   -
$  94,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$  40,000,000
$  40,000,000
$  40,000,000
$                   -
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$ 100,000,000
$                   -
$                   -
$  25,000,000
$  25,000,000
$                   -
$ 430,900,000
$ 308,200,000
$ 162,800,000
$ 307,000,000
$ 400,000,000
$ 200,000,000
$ 100,000,000
$ 216,000,000
$ 393,000,000
$ 300,000,000
$ 214,000,000
$ 137,000,000
$  40,000,000
$ 100,000,000
$ 200,000,000
$ 260,000,000
$ 195,000,000
$ 300,000,000
$ 280,000,000

$ 40,000,000
$270,000,000
$ 55,000,000

(f)	the weighted average interest rate for any series of variable rate Notes between April 26th and May 10th , indicating how such interest rate is calculated;

Series
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2002-2
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1
2003-1

Class
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
B-1
A-10
A-11
A-12
A-13
A-14
A-15
A-16
A-17
A-18
A-19
A-20
A-21
A-22
A-23
A-24
A-25
A-26
A-27
A-28
A-29
A-30
B-2
B-3
B-4
A-1
A-2
A-3
A-4
A-5
A-6
A-7
A-8
A-9
A-10
B-1
B-2	Weighted
Average
Interest Rate
n/a
n/a
n/a
4.860%
4.910%
4.940%
4.970%
4.947%
4.936%
5.070%
4.930%
4.948%
4.886%
4.910%
4.900%
4.933%
4.936%
n/a
n/a
n/a
n/a
4.900%
4.910%
4.907%
4.897%
4.917%
4.910%
4.957%
4.948%
4.896%
4.896%
5.067%
4.965%
4.930%
n/a
4.920%
4.877%
4.907%
4.895%
4.889%
4.910%
4.910%
n/a
n/a
4.985%
5.080%

Interest Calculation
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
 7-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate
28-Day Auction Rate

Series 2003-2 2003-2 2003-2 2004-1 2004-1 2004-1 2004-1 2004-1 2005-1 2005-1 2005-1 2005-1 2005-1 2005-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1 2006-1	Class A-1 A-2 A-3 A-1 A-2 A-3 A-4 B-1 A-1 A-2 A-3 A-4 A-5 B-1 A-1 A-2 A-3 A-4 A-5 A-6 A-IO A-7A A-7B B-1	Weighted Average Libor Rate 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000% 5.10000%	Spread n/a 0.14000% 0.20000% 0.05000% 0.11000% 0.16000% 0.19000% 0.03000% 0.10000% 0.12000% 0.15000% 0.20000% -0.0100% 0.02000% 0.09000% 0.11000% 0.14000% 0.18000% 0.01000%	Weighted Average
Rate
n/a
5.24000%
5.30000%
5.15000%
5.21000%
5.26000%
5.29000%
5.050%
5.13000%
5.20000%
5.22000%
5.25000%
5.30000%
5.080%
5.09000%
5.12000%
5.19000%
5.21000%
5.24000%
5.28000%
10.00000%
5.34400%
5.11000%
5.05000%
Interest Calculation
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
28-Day Auction Rate
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
28-Day Auction Rate
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Floating Rate Note
Interest Only
Fixed Rate Note
Floating Rate Note
28-Day Auction Rate

(g)	principal balances associated with an interest rate distribution applicable to pool assets as of March 31, 2006;

Rate Distribution 0.00% - 2.99% 3.00% - 3.99% 4.00% - 4.99% 5.00% - 5.99% 6.00% - 6.99% 7.00% - 7.99% 8.00% - 8.99% 9.00% - 9.99% 9.99%+	Principal Balance $579,739,808 $1,880,809,489 $2,347,600,289 $542,244,016 $449,280,894 $103,159,785 $68,977,844 $0 $0	% 9.71% 31.49% 39.31% 9.08% 7.52% 1.73% 1.16%

(h)	the amount of the servicing fees allocated for payment to the Servicers as part of monthly waterfall distribution for April 2006; Servicing fees $1,152,000 Allocation date 04/25/06

(i)

the amount of the Administration Fee, any auction agent fees, market agent fees, calculation agent fees, broker-dealer fees, if any, fees paid to the Delaware Trustee, the Trustee, the Eligible Lender Trustee and the Verification Agent, all paid or reserved for as part of the monthly waterfall distribution as of April 25, 2006;

Fee Administration Auction Agent Market Agent Calculation Agent Broker-Dealer Delaware Trustee Trustee Eligible Lender Trustee Verification Agent	Amount $1,007,481 $12,599 $0 $0 $399,348 $5,000 $44,037 $0 *	Payment Date 04/25/06 04/25/06 04/25/06 04/25/06 04/25/06
*Verification Agent fees are included in Trustee fees above

(j)	the amount of excess cash flow or excess spread and the disposition of excess cash flow based on the April 25, 2006 waterfall calculation;

Cash Availability Expense Totals Interest Distribution Allocation Scheduled Principal Distribution Allocation Amount of excess cash flow or excess spread remaining in the Collection Fund	$175,036,346 ($7,379,901) ($25,149,233) ($142,707,000) $893

Item Total Disposition	Amount $0

$0

(k)	the amount of principal and interest received during March 2006 relating to Financed Student Loans; Amount of principal and interest received $101,298,369

(l)

the amount of the payment attributable to amounts in the Reserve Fund, the amount of any other withdrawals from the Reserve Fund and the balance of the Reserve Fund as of the close of business on the last day of March 2006;

Amount of payment attributable to amounts in the Reserve Fund                 $0
Amount of any other withdrawals from the Reserve Fund                              $0
Ending Balance of Reserve Fund                                                         $48,082,500

(m)

the portion, if any, of the payments made on the Notes as described in sections (a) or (b) above between April 26, 2006 and May 10, 2006 attributable to amounts on deposit in the Acquisition Fund;

Payments from the Acquisition Fund             $0

(n)	the aggregate amount, if any, paid by the Trustee to acquire Student Loans from amounts on deposit in the Acquisition Fund during March 2006; Amounts paid to acquire Student Loans $632,261

(o)

the amount remaining in the Acquisition Fund that has not been used to acquire Student Loans and is being transferred to the Debt Service Fund;

Amounts in Acquisition fund transferred
to the Debt Service Fund on April 25, 2006      $14,493,000

(p)	the aggregate amount, if any, paid for Financed Student Loans purchased from the Trust during March 2006; Amounts paid for Financed Student Loans purchased from the Trust $0

(q)

the number of borrowers and principal amount of Financed Student Loans, as of the close of business on the last day of March 2006, that are (i) 0 to 30 days delinquent, (ii) 31 to 60 days delinquent, (iii) 61 to 90 days delinquent, (iv) 91 to 120 days delinquent, (v) greater than 120 days delinquent and (vi) for which claims have been filed with the appropriate Guarantee Agency and which are awaiting payment;

(i) (ii) (iii) (iv) (v) (vi)	0 to 30 days delinquent 31 to 60 days delinquent 61 to 90 days delinquent 91 to 120 days delinquent > 120 day delinquent & claims filed Total	Borrowers 529,299 11,287 6,558 5,432 14,409 3,317 570,302	Amount 5,638,449,731 116,224,293 62,962,638 38,114,295 97,179,110 18,882,058 5,971,812,125

(r)

the Value of the Trust Estate as of the close of business on the last day of March 2006 and the Outstanding principal amount of the Notes as of the close of business on May 10th;

Value of the Trust Estate                                        $6,429,566,764*
Outstanding Principal amount of the Notes        $7,899,800,000

*Note: The 2006-1 transaction closed on April 25, 2006. On April 25, 2006, an additional $1,477,552,409 of student loans were purchased and $110,714,365 remained in the Acquisition account to fund future loan purchases.

(s)

the number of borrowers and percentage by dollar amount of (i) rejected federal reimbursement claims for Financed Student Loans, (ii) Financed Student Loans in forbearance, and (iii) Financed Student Loans in deferment as of the close of business on the last day of March 2006.

(i) (ii) (iii)	Outstanding rejected federal reimbursement claims Financed Student Loans in forbearance Financed Student Loans in deferment	Borrowers 29 31,032 59,873	Percentage * 8.07% 12.29%
* Less than 0.01%

(t)	amount of pool assets at the beginning and ending of March 2006 Beginning Pool Assets $6,054,004,641 Ending Pool Assets $5,971,812,125

(u)	the weighted average interest rate of the pool assets as of March 31, 2006 Weighted Average Interest Rate 4.305%

(v)	the weighed average maturity, expressed in months, of the pool assets for as of March 31, 2006 Weighted Average Maturity 231

(w)	prepayment amounts received during the month of March 2006 Prepayments $53,574,448 Note: Prepayments calculated on 93.69% of the pool balance.